Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Sep. 26, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income are as follows:

	Currency Translation	Unrecognized Loss on Derivatives	Unrecognized Gain (Loss) on Benefit Plans	Accumulated Other Comprehensive Income
Balance at September 30, 2011	$160.0	$—	$(61.5)	$98.5
Other comprehensive income (loss), net	(2.9)	—	(10.7)	(13.6)
Balance at September 28, 2012	157.1	—	(72.2)	84.9
Other comprehensive income (loss), net	1.5	(7.3)	29.4	23.6
Balance at September 27, 2013	158.6	(7.3)	(42.8)	108.5
Other comprehensive loss before reclassification	(27.6)	—	(17.1)	(44.7)
Reclassification to other comprehensive income (loss)	—	0.5	1.4	1.9
Balance at September 26, 2014	$131.0	$(6.8)	$(58.5)	$65.7

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following summarizes reclassifications out of accumulated other comprehensive income for the 2014 fiscal year:

	Amount Reclassified from Accumulated Other Comprehensive Income
	September 26, 2014	Line Item in the Condensed Consolidated Statement of Income
Amortization of unrealized gain on derivatives	$0.6	Interest expense
Income tax provision	(0.1)	Provision for income taxes
Net of income taxes	0.5

Amortization of pension and post-retirement benefit plans:
Net actuarial loss	8.1	(1)
Prior service credit	(9.9)	(1)
Plan settlements	3.8	(1)
Total before tax	2.0
Income tax provision	(0.6)	Provision for income taxes
Net of income taxes	1.4

Total reclassifications for the period	$1.9

(1)	These accumulated other comprehensive income components are included in the computation of net periodic benefit cost. See Note 13 for additional details.